PREMISES AND EQUIPMENT, NET (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PREMISES AND EQUIPMENT, NET
Beginning Balance	$ 6,522,534	$ 6,727,066
Additions	1,079,129	1,522,986
Expenses depreciation and impairment	(634,597)	(640,856)
Disposals	(183,953)	(103,552)
Transfers	(988,888)	(806,365)
Effect of changes in foreign exchange rate	111,839	(176,745)
Ending Balance	5,906,064	6,522,534
Contractual commitments	2,664	4,025
Premises and equipment pledged as collateral	0	0
Fully depreciated property and equipment that is still in use	735,090	673,376
Temporarily idle premises and equipment	97,055	79,644
Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,525,254	2,710,073
Additions	331,454	299,734
Expenses depreciation and impairment	(201,617)	(205,503)
Disposals	(63,355)	(43,868)
Transfers	(52,973)	(58,437)
Effect of changes in foreign exchange rate	111,839	(176,745)
Ending Balance	2,650,602	2,525,254
Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	3,997,280	4,016,993
Additions	747,675	1,223,252
Expenses depreciation and impairment	(432,980)	(435,353)
Disposals	(120,598)	(59,684)
Transfers	(935,915)	(747,928)
Ending Balance	3,255,462	3,997,280
Cost
PREMISES AND EQUIPMENT, NET
Beginning Balance	9,062,128	9,166,204
Additions	1,079,129	1,522,986
Disposals	(346,801)	(245,728)
Transfers	(1,321,553)	(1,035,484)
Effect of changes in foreign exchange rate	218,190	(345,850)
Ending Balance	8,691,093	9,062,128
Cost | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	4,044,231	4,294,739
Additions	331,454	299,734
Disposals	(183,214)	(161,985)
Transfers	(53,855)	(42,407)
Effect of changes in foreign exchange rate	218,190	(345,850)
Ending Balance	4,356,806	4,044,231
Cost | Premises and equipment for own use | Land
PREMISES AND EQUIPMENT, NET
Beginning Balance	517,405	605,713
Additions	0	3,750
Disposals	(8,729)	(3,738)
Transfers	1,437	(39,665)
Effect of changes in foreign exchange rate	28,520	(48,655)
Ending Balance	538,633	517,405
Cost | Premises and equipment for own use | Construction in progress
PREMISES AND EQUIPMENT, NET
Beginning Balance	83,633	51,839
Additions	27,273	46,846
Disposals	(19,945)	0
Transfers	(51,842)
Effect of changes in foreign exchange rate	7,570	(15,052)
Ending Balance	46,689	83,633
Cost | Premises and equipment for own use | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	1,740,005	1,878,689
Additions	14,187	25,644
Disposals	(17,843)	(30,968)
Transfers	42,645	18,311
Effect of changes in foreign exchange rate	97,040	(151,671)
Ending Balance	1,876,034	1,740,005
Cost | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	678,138	709,894
Additions	88,033	57,565
Disposals	(20,444)	(29,474)
Transfers	98	(6,522)
Effect of changes in foreign exchange rate	34,340	(53,325)
Ending Balance	780,165	678,138
Cost | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	974,433	1,007,230
Additions	163,304	129,012
Disposals	(111,079)	(91,096)
Transfers	(1,857)	2,416
Effect of changes in foreign exchange rate	48,143	(73,129)
Ending Balance	1,072,944	974,433
Cost | Premises and equipment for own use | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	33,980	31,713
Additions	4,809	9,967
Disposals	(5,174)	(6,709)
Transfers	445	2,489
Effect of changes in foreign exchange rate	2,374	(3,480)
Ending Balance	36,434	33,980
Cost | Premises and equipment for own use | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	16,637	9,661
Additions	33,848	26,950
Disposals		0
Transfers	(44,781)	(19,436)
Effect of changes in foreign exchange rate	203	(538)
Ending Balance	5,907	16,637
Cost | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	5,017,897	4,871,465
Additions	747,675	1,223,252
Disposals	(163,587)	(83,743)
Transfers	(1,267,698)	(993,077)
Ending Balance	4,334,287	5,017,897
Cost | Premises and equipment in operating leases | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	2,091	2,091
Ending Balance	2,091	2,091
Cost | Premises and equipment in operating leases | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	228,161	150,969
Additions	73,678	66,833
Disposals	(15,015)	(4,463)
Transfers	(21,594)	14,822
Ending Balance	265,230	228,161
Cost | Premises and equipment in operating leases | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	4,787,645	4,718,405
Additions	673,997	1,156,419
Disposals	(148,572)	(79,280)
Transfers	(1,246,104)	(1,007,899)
Ending Balance	4,066,966	4,787,645
Accumulated depreciation
PREMISES AND EQUIPMENT, NET
Beginning Balance	(2,539,594)	(2,439,138)
Expenses depreciation and impairment	(633,755)	(636,376)
Disposals	162,006	137,696
Transfers	332,665	229,119
Effect of changes in foreign exchange rate	(106,351)	169,105
Ending Balance	(2,785,029)	(2,539,594)
Accumulated depreciation | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,518,977)	(1,584,666)
Expenses depreciation and impairment	(200,775)	(203,046)
Disposals	119,017	115,660
Transfers	882	(16,030)
Effect of changes in foreign exchange rate	(106,351)	169,105
Ending Balance	(1,706,204)	(1,518,977)
Accumulated depreciation | Premises and equipment for own use | Buildings
PREMISES AND EQUIPMENT, NET
Beginning Balance	(493,196)	(535,550)
Expenses depreciation and impairment	(36,311)	(38,565)
Disposals	5,581	10,828
Transfers	865	(11,916)
Effect of changes in foreign exchange rate	(51,608)	82,007
Ending Balance	(574,669)	(493,196)
Accumulated depreciation | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	(415,517)	(432,992)
Expenses depreciation and impairment	(42,332)	(44,238)
Disposals	15,163	25,956
Transfers	(6)
Effect of changes in foreign exchange rate	(22,020)	35,757
Ending Balance	(464,712)	(415,517)
Accumulated depreciation | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(592,436)	(595,991)
Expenses depreciation and impairment	(116,102)	(114,887)
Disposals	93,511	73,226
Transfers	6	(4,100)
Effect of changes in foreign exchange rate	(31,407)	49,316
Ending Balance	(646,428)	(592,436)
Accumulated depreciation | Premises and equipment for own use | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(17,306)	(19,506)
Expenses depreciation and impairment	(6,007)	(5,331)
Disposals	4,762	5,650
Transfers	17	(14)
Effect of changes in foreign exchange rate	(1,276)	1,895
Ending Balance	(19,810)	(17,306)
Accumulated depreciation | Premises and equipment for own use | Leasehold improvements
PREMISES AND EQUIPMENT, NET
Beginning Balance	(522)	(627)
Expenses depreciation and impairment	(23)	(25)
Disposals		0
Effect of changes in foreign exchange rate	(40)	130
Ending Balance	(585)	(522)
Accumulated depreciation | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Beginning Balance	(1,020,617)	(854,472)
Expenses depreciation and impairment	(432,980)	(433,330)
Disposals	42,989	22,036
Transfers	331,783	245,149
Ending Balance	(1,078,825)	(1,020,617)
Accumulated depreciation | Premises and equipment in operating leases | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Beginning Balance	(614)	(360)
Expenses depreciation and impairment	(254)	(254)
Ending Balance	(868)	(614)
Accumulated depreciation | Premises and equipment in operating leases | Computer equipment
PREMISES AND EQUIPMENT, NET
Beginning Balance	(95,638)	(66,577)
Expenses depreciation and impairment	(63,251)	(49,364)
Disposals	12,730	3,855
Transfers	21,294	16,448
Ending Balance	(124,865)	(95,638)
Accumulated depreciation | Premises and equipment in operating leases | Vehicles
PREMISES AND EQUIPMENT, NET
Beginning Balance	(924,365)	(787,535)
Expenses depreciation and impairment	(369,475)	(383,712)
Disposals	30,259	18,181
Transfers	310,489	228,701
Ending Balance	(953,092)	(924,365)
Accumulated impairment
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(842)	(4,480)
Disposals	842	4,480
Accumulated impairment | Premises and equipment for own use
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(842)	(2,457)
Disposals	842	2,457
Accumulated impairment | Premises and equipment for own use | Buildings
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment		(153)
Disposals		153
Accumulated impairment | Premises and equipment for own use | Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(441)	(797)
Disposals	441	797
Accumulated impairment | Premises and equipment for own use | Computer equipment
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment	(401)	(1,507)
Disposals	$ 401	1,507
Accumulated impairment | Premises and equipment in operating leases
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment		(2,023)
Disposals		2,023
Accumulated impairment | Premises and equipment in operating leases | Vehicles
PREMISES AND EQUIPMENT, NET
Expenses depreciation and impairment		(2,023)
Disposals		$ 2,023